Share-based payments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure of share-based payment schemes	The charge for the year arising from share based payment schemes was as follows:

	Charge for the year
	2023	2022	2021
	£m	£m	£m
Deferred Share Value Plan / Share Value Plan	254	270	235
Others	144	153	159
Total equity settled	398	423	394
Cash settled	3	3	4
Total share based payments	401	426	398

Disclosure of share option and award plans	The weighted average fair value per award granted, weighted average share price at the date of exercise/release of shares during the year, weighted average contractual remaining life, and number of options and awards outstanding (including those exercisable) at the balance sheet date were as follows:

	2023				2022

	Weighted average fair value per award granted in year	Weighted average share price at exercise/ release during year	Weighted average remaining contractual life in years	Number of options/ awards outstanding (000s)	Weighted average fair value per award granted in year	Weighted average share price at exercise/ release during year	Weighted average remaining contractual life in years	Number of options/ awards outstanding (000s)
	£	£			£	£
DSVP / SVP[a,b]	1.49	1.68	1	435,820	1.43	1.61	1	445,673
Others[a]	0.31-1.69	1.42-1.69	0-2	51,363	0.38-1.65	1.59-1.7	0-2	47,610

Disclosure of movements in options and awards	The movement in the number of options and awards for the major schemes and the weighted average exercise price of options was:

	DSVP / SVP [a,b]		Others [a,c]

	Number (000s)		Number (000s)		Weighted average ex. price (£)
	2023	2022	2023	2022	2023	2022
Outstanding at beginning of year/acquisition date	445,673	370,505	47,610	47,480	0.97	0.95
Transfers in the year[d]	214	(3,742)	9,700	2,048	—	—
Granted in the year	208,395	264,257	100,831	93,160	1.17	1.33
Exercised/released in the year	(179,285)	(162,958)	(102,130)	(90,696)	0.88	1.18
Less: forfeited in the year	(39,177)	(22,389)	(4,112)	(4,017)	1.17	0.99
Less: expired in the year	—	—	(536)	(365)	1.47	1.19
Outstanding at end of year	435,820	445,673	51,363	47,610	1.05	0.97
Of which exercisable:	—	—	11,898	5,541	0.87	1.21
Notes
aOptions/award granted over Barclays PLC shares.
bWeighted average exercise price is not applicable for SVP and DSVP awards as these are not share option schemes.
cThe number of awards within Others at the end of the year principally relates to Sharesave (number of awards exercisable at end of year was 7,311,220). The weighted average exercise price relates to Sharesave.
dAwards of employees transferred between the Barclays Bank Group and the rest of the Barclays PLC Group.